CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD CAD in Millions	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	CAD 2,028	CAD 2,117
Restricted cash	100	68
Accounts receivable and other	5,734	4,978
Accounts receivable from affiliates	36	14
Inventory	1,249	1,233
Total current assets	9,147	8,410
Property, plant and equipment, net	99,462	64,284
Long-term investments	14,321	6,836
Restricted long-term investments	237	90
Deferred amounts and other assets	6,098	3,113
Intangible assets, net	4,061	1,573
Goodwill	34,581	78
Deferred income taxes	1,129	1,170
Assets held for sale		278
Total assets	169,036	85,832
Current liabilities
Bank indebtedness	1,002	623
Short-term borrowings	975	351
Accounts payable and other	7,539	7,295
Accounts payable to affiliates	131	122
Interest payable	593	333
Environmental liabilities	43	142
Current portion of long-term debt	2,607	4,100
Total current liabilities	12,890	12,966
Long-term debt	62,081	36,494
Other long-term liabilities	6,939	4,981
Deferred income taxes	14,484	6,036
Total liabilities	96,394	60,477
Contingencies (Note 15)
Redeemable noncontrolling interests	3,712	3,392
Share capital
Preference shares	7,255	7,255
Common shares (1,645 and 943 outstanding at June 30, 2017 and December 31, 2016, respectively)	48,504	10,492
Additional paid-in capital	3,079	3,399
Deficit	(465)	(716)
Accumulated other comprehensive income (Note 9)	408	1,058
Reciprocal shareholding	(102)	(102)
Total Enbridge Inc. shareholders' equity	58,679	21,386
Noncontrolling interests	10,251	577
Total equity	68,930	21,963
Total liabilities and equity	CAD 169,036	CAD 85,832